Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current
Federal
State	67
Total	67
Deferred
Federal
State
Total
Total Income Tax Expense	$ 67